As filed with the Securities and Exchange Commission on November 9, 2001
                                               Securities Act File No. 333-59745
                                        Investment Company Act File No. 811-8895
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933           [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 15                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 16                             [X]

                      (Check appropriate box or boxes)


                               PILGRIM FUNDS TRUST
                 (Exact Name of Registrant Specified in Charter)


                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180


          Kimberly A. Anderson                               With copies to:
      ING Pilgrim Investments, LLC                       Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
          Scottsdale, AZ 85258                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

                                   ----------

It is proposed that this filing will become effective (check appropriate box):

     [X] Immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                               PILGRIM FUNDS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet
*    Contents of Registration Statement
*    Explanatory Note
*    Class I Prospectus
*    Part C
*    Signature Page
*    Exhibit Index
*    Opinion and Consent of Counsel
*    Consent of KPMG LLP
*    Consent of PricewaterhouseCoopers LLP
*    Form of Amended and Restated Multiple Class Plan

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 14 to the Registration Statement (the "Amendment") on Form N-1A for Pilgrim Funds Trust (the "Registrant") incorporates by reference the Registrant's Class A, B, C, M dated June 15, 2001, and T International Prospectus and the SAI dated March 1, 2001 for the International series of the Registrant contained in the Registrant's Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission on June 15, 2001. This Amendment also incorporates by reference the Registrant's Class A, B, C, M, and T Income Prospectus and the SAI for the Income Series of the Registrant each dated August 1, 2001 contained in the Registrant's Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission on July 31, 2001. This Amendment also incorporates by reference the Registrant's Class A, B, C, M and T U.S. Equity Funds Prospectus, Class I Prospectus and U.S. Equity SAI each dated October 1, 2001 contained in the Registrant's Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission on October 1, 2001. This Amendment also incorporates by reference the Registrant's Class A, B, and C Prospectus and Class Q Prospectus for the Pilgrim Global Real Estate Fund and Pilgrim National Tax-Exempt Money Market Fund, each dated November 1, 2001 contained in the Registrant's Registration Statement on Form N-1A, which was filed with the SEC on October 26, 2001. This Amendment is being filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended, to register a new class of shares - Class I - to the Trust's Intermediate Bond Fund and Global Information Technology Fund and to make other non-material changes. This Amendment does not affect the Registration Statement of other series of the Trust.

Prospectus

November 9, 2001

Class I


                                                   INSTITUTIONAL CLASS SHARES

                                                   INTERNATIONAL FUNDS

                                                   International Value
                                                   International
                                                   Global Information Technology

                                                   U.S. EQUITY FUNDS

                                                   MagnaCap
                                                   Growth and Income
                                                   Research Enhanced Index
                                                   Growth Opportunities
                                                   LargeCap Growth
                                                   MidCap Opportunities
                                                   SmallCap Opportunities

                                                   INCOME FUNDS

                                                   GNMA Income
                                                   Intermediate Bond
                                                   ING Pilgrim Money Market



[GRAPHIC]


This prospectus contains important information about investing in the Pilgrim Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                              [ING PILGRIM LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC] OBJECTIVE

These pages contain a description of each of our Funds included in this prospectus, including each Fund's objective, investment strategy, and risks.

[GRAPHIC] INVESTMENT STRATEGY

You'll also find:

[GRAPHIC] RISKS

How the Fund has performed.

A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

[GRAPHIC] HOW THE FUND HAS PERFORMED

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.



Funds At A Glance                                                              2
International Value                                                            4
International                                                                  6
Global Information Technology                                                  8
MagnaCap                                                                      10
Growth and Income                                                             12
Research Enhanced Index                                                       14
Growth Opportunities                                                          16
LargeCap Growth                                                               18
MidCap Opportunities                                                          20
SmallCap Opportunities                                                        22
GNMA Income                                                                   24
Intermediate Bond                                                             26
ING Pilgrim Money Market                                                      28

What You Pay to Invest                                                        30
Shareholder Guide                                                             32
Management of the Funds                                                       36
Dividends, Distributions and Taxes                                            39
More Information About Risks                                                  40
Financial Highlights                                                          43
Where To Go For More Information                                      Back cover

FUNDS AT A GLANCE
--------------------------------------------------------------------------------


This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

               FUND                                              INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------------------------

International  International Value Fund                          Long-term capital appreciation
Equity Funds   Adviser: ING Pilgrim Investments, LLC
               Sub-Adviser: Brandes Investment Partners, L.P.

               International Fund                                Long-term growth of capital
               Adviser: ING Pilgrim Investments, LLC

               Global Information Technology Fund                Long-term capital appreciation
               Adviser: ING Pilgrim Investments, LLC
               Sub-Adviser: ING Investment Management
               Advisors B.V.

U.S. Equity    MagnaCap Fund                                     Growth of capital, with dividend income as a
Funds          Adviser: ING Pilgrim Investments, LLC             secondary consideration

               Growth and Income Fund                            Long-term capital appreciation, with income as a
               Adviser: ING Pilgrim Investments, LLC             secondary objective

               Research Enhanced Index Fund                      Capital appreciation
               Adviser: ING Pilgrim Investments, LLC
               Sub-Adviser: Aeltus Investment Management, Inc.

               Growth Opportunities Fund                         Long-term growth of capital
               Adviser: ING Pilgrim Investments, LLC

               LargeCap Growth Fund                              Long-term capital appreciation
               Adviser: ING Pilgrim Investments, LLC

               MidCap Opportunities Fund                         Long-term capital appreciation
               Adviser: ING Pilgrim Investments, LLC

               SmallCap Opportunities Fund                       Capital appreciation
               Adviser: ING Pilgrim Investments, LLC

Income         GNMA Income Fund                                  High current income, consistent with liquidity and
Funds          Adviser: ING Pilgrim Investments, LLC             safety of principal

               Intermediate Bond Fund                            High current income, consistent with the preservation of
               Adviser: ING Pilgrim Investments, LLC             capital and liquidity
               Sub-Adviser: ING Investment Management LLC

               ING Pilgrim Money Market Fund                     High current income, consistent with the preservation of
               Adviser: ING Pilgrim Investments, LLC             capital and liquidity
               Sub-Adviser: ING Investment Management LLC

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------

Equity securities of issuers located in countries    Price volatility and other risks that accompany an investment in foreign
outside the U.S., believed to have prices below      equities. Sensitive to currency exchange rates, international political
their long-term value.                               and economic conditions and other risks that affect foreign securities.

Equity securities and equity equivalents of          Price volatility and other risks that accompany an investment in
companies outside of the U.S.                        growth-oriented foreign equities. Sensitive to currency exchange rates, international, political and economic conditions and other risks that affect foreign securities.

Equity securities of information technology          Price volatility and risks related to investments in equity securities.
companies located throughout the world,              Products and services of companies engaged in the information
including the United States.                         technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

Equity securities that meet disciplined selection    Price volatility and other risks that accompany an investment in equity
criteria designed to identify companies capable      securities.
of paying rising dividends.

Equity securities of large, ably managed, and        Price volatility and other risks that accompany an investment in equity
well-financed U.S. companies.                        securities.

Equity securities of large U.S. companies that       Price volatility and other risks that accompany an investment in equity
make up the S&P 500 Index.                           securities.

Equity securities of large, medium, and small U.S.   Price volatility and other risks that accompany an investment in
companies believed to have growth potential.         growth-oriented equity securities.
Equity securities of large U.S. companies believed   Price volatility and other risks that accompany an investment in
to have growth potential.                            growth-oriented equity securities.

Equity securities of medium-sized U.S. companies     Price volatility and other risks that accompany an investment in equity
believed to have growth potential.                   securities of growth-oriented and medium-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.
Equity securities of small-sized U.S. companies      Price volatility and other risks that accompany an investment in equity
believed to have growth potential.                   securities of growth-oriented and small-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.

Mortgage-backed GNMA Certificates that are           Credit, interest rate, prepayment and other risks that accompany an
guaranteed as to the timely payment of principal     investment in government bonds and mortgage related investments.
and interest by the U.S. Government and certain      Generally has less credit risk than other income funds.
of its agencies or instrumentalities.

Investment grade debt securities with a minimum      Credit, interest rate, prepayment and other risks that accompany an
average portfolio quality being investment           investment in fixed income securities. May be sensitive to credit
risk grade, and dollar weighted average maturity     during economic downturns.
generally ranging between three and ten years.

High quality, U.S. dollar-denominated short-term     Credit, interest rate and other risks that accompany an investment
debt securities.                                     in U.S. dollar-denominated short-term debt securities.

                                                                         Adviser
                                                   ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
PILGRIM INTERNATIONAL VALUE FUND               Brandes Investment Partners, L.P.
--------------------------------------------------------------------------------


OBJECTIVE [GRAPHIC]


The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.


The Fund holds common stocks, preferred stocks, American, European and global depositary receipts, as well as convertible securities.


Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

4    Pilgrim International Value Fund

                                                PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          15.23   17.86   13.46   51.49   1.89

Best and worst quarterly performance during this period:
4th quarter 1999:  24.50%
3rd quarter 1998: -14.73%
The Fund's year-to-date total return as of September 30, 2001:
                                     -21.38%.

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The MSCI EAFE Index.

Average Annual Total Returns(1)
                                                MSCI
                                                EAFE
                              Class A(2)      Index(3)
                              ----------      --------
One year, ended
December 31, 2000     %         -3.97          -13.96

Five years, ended
December 31, 2000     %         17.52            7.43

Since inception of
Class A(4)            %         17.14            9.12

----------
(1) This table shows performance of the Class A shares of the Fund, because Class I shares had not commenced operations during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(2)  Reflects deduction of sales charge of 5.75%.
(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.
(4)  Class A commenced operations on March 6, 1995.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          Pilgrim International Value Fund     5

                                                                         Adviser
PILGRIM INTERNATIONAL FUND                          ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-size companies. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The portfolio managers primarily use "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests.


Debt Securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Fund could also lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.


Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

6    Pilgrim International Fund

                                                      PILGRIM INTERNATIONAL FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)(3)(4)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                          5.87    5.77    13.46   1.56    19.02   47.50   -8.30



Best and worst quarterly performance during this period:
4th quarter 1999: 27.01%
4th quarter 1997: -10.65%
The Fund's year-to-date total return as of September 30, 2001:
                                     -24.74%

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(4) Prior to November 2, 2000, the Fund's portfolio manager employed a different stock selection criteria.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).


Average Annual Total Returns(1)

                                                MSCI
                                                EAFE
                              Class A(2)      Index(3)
                              ----------      --------
One year, ended
December 31, 2000     %         -13.57         -13.96

Five years, ended
December 31, 2000     %          11.90           7.43

Since inception of
Class A(4)            %          10.13           8.10

----------
(1) This table shows the performance of the Class A shares of the Fund because Class I shares had not commenced operations during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(2)  Reflects deduction of sales charge of 5.75%.
(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.
(4)  Class A commenced operations on January 3, 1994.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim International Fund    7

                                                                         Adviser
                                                   ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
                                                                  ING Investment
PILGRIM GLOBAL INFORMATION TECHNOLOGY FUND              Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE [GRAPHIC]


The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies that derive at least 50% of their total revenues or earnings from information technology, hardware or software, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States which may also include emerging market countries. As a general matter, the Fund expects these investments to be in common stocks of large-, mid- and small-size companies.

The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

The Sub-Adviser combines broad industry analysis and "bottom-up" company analysis to identify the stocks of companies it believes will become tomorrow's information technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities, and in particular securities issued in initial public offerings, face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Industry Concentration -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Information Technology Risk -- information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relative high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

8    Pilgrim Global Information Technology Fund

                                      PILGRIM GLOBAL INFORMATION TECHNOLOGY FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 140.15  -29.01

Best and worst quarterly performance during this period:
4th quarter 1999: 78.51%
4th quarter 2000: -36.82%
The Fund's year-to-date total return as of September 30, 2001:
                                     -61.55%

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Goldman Sachs Technology Industry Composite Index.


Average Annual Total Returns(1)

                                              Goldman
                                               Sachs
                                               Tech.
                                              Industry
                                Class          Comp.
                                 A(2)         Index(3)
                                 ----         --------
One year, ended
December 31, 2000      %       -33.10          -37.84

Since inception(4)     %        34.58            8.37

----------
(1) This table shows the performance of the Class A shares of the Fund because Class I shares had not commenced operations during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(2)  Reflects deduction of sales charge of 5.75%.
(3) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.
(4)  Class A commenced operations on December 15, 1998.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                Pilgrim Global Information Technology Fund     9

                                                                         Adviser
PILGRIM MAGNACAP FUND                               ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE [GRAPHIC]


The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT STRATEGY [GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

Consistent Dividends -- A company must have paid or had the financial capability from its operations to pay a dividend in eight out of the last ten years.

Substantial Dividend Increases -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.

Reinvested Earnings -- Dividend payout must be less than 65% of current earnings.

Strong Balance Sheet -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

Attractive Price -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).


The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value.


In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.


Debt Securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.


Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.


Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.


10   Pilgrim MagnaCap Fund

                                                           PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  25.28   8.02    9.25    4.15    35.22   18.51   27.73   16.09   12.20   1.23

Best and worst quarterly performance during this period:
4th quarter 1998: 18.93%
3rd quarter 1990: -15.99%
The Fund's year-to-date total return as of September 30, 2001:
                                     -22.67%

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The S&P 500 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns(1)

                                               S&P
                                               500
                              Class A(2)     Index(3)
                              ----------     --------
One year, ended
December 31, 2000     %          -4.58        -9.11

Five years, ended
December 31, 2000     %          13.47        18.33

Ten years, ended
December 31, 2000     %          14.63        17.46

----------
(1) This table shows the performance of the Class A shares of the Fund because Class I shares had not commenced operations during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(2)  Reflects deduction of sales charge of 5.75%.
(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim MagnaCap Fund     11

                                                                         Adviser
PILGRIM GROWTH AND INCOME FUND                      ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------


OBJECTIVE [GRAPHIC]


The Fund's principal investment objective is long-term capital appreciation. Income is a secondary objective.

INVESTMENT STRATEGY [GRAPHIC]

The Fund will invest at least 65% of its total assets in common stocks of U.S. companies, which may include dividend paying securities and securities convertible into shares of common stock. The Fund seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations.

The Fund may invest the remaining 35% of its assets in foreign securities and smaller capitalization companies.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.



12   Pilgrim Growth and Income Fund

                                                  PILGRIM GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  24.87   12.36   13.22   -3.11   22.57   26.46   30.36   21.42   15.54   -3.13


Best and worst quarterly performance during this period:
4th quarter 1998: 21.95%
3rd quarter 1998: -12.33%
The Fund's year-to-date total return as of September 30, 2001:
                                     -21.69%

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as Class A shares.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns(1)
                                               S&P
                                               500
                              Class A(2)     Index(3)
                              ----------     --------
One year, ended
December 31, 2000     %         -8.70         -9.11

Five years, ended
December 31, 2000     %         16.12         18.33

Ten years, ended
December 31, 2000     %         14.82         17.46

----------
(1) The table shows the performance of Class A shares of the Fund because Class I shares of the Fund had not commenced operations during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(2)  Reflects deduction of sales charge of 5.75%.
(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Growth and Income Fund    13

                                                                         Adviser
                                                   ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
PILGRIM RESEARCH ENHANCED INDEX FUND          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests at least 80% of its net assets in stocks included in the Standard & Poor's Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

In managing the Fund, the portfolio managers attempt to achieve the investment objective by overweighting those stocks in the S&P 500 Index that the portfolio managers believe will outperform the index, and underweighting (or avoiding altogether) those stocks that the portfolio managers believe will underperform the index. In determining stock weightings, the portfolio managers use internally developed quantitative computer models to evaluate various criteria such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the portfolio managers generally include in the Fund approximately 400 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, the portfolio managers expect that there will be a close correlation between the performance of the Fund and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g. price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

The Fund may also invest in certain higher-risk investments, including derivatives (generally, these investments will be limited to S&P 500 Index options and futures on the S&P 500 Index).

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

Market Trends -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

14   Pilgrim Research Enhanced Index Fund

                                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                  18.99  -11.83

Best and worst quarterly performance during this period:
4th quarter 1999: 12.47%
4th quarter 2000: -8.40%
The Fund's year-to-date total return as of September 30, 2001:
                                    -19.02%.

----------
(1)  These figures are for the year ended December 31 of each year.
(2)  Prior to August 1, 2001 the Fund was managed by another sub-adviser.

The table below provides some indication of the risk of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. For total returns of the Fund on an after-tax basis, see the SAI.



Average Annual Total Returns
                                               S&P
                                               500
                                Class I      Index(1)
                                -------      --------
One year, ended
December 31, 2000      %        -11.83        -9.11

Since inception(2)     %          2.42         4.89

----------
(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(2)  Class I commenced operations on December 30, 1998.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Pilgrim Research Enhanced Index Fund     15

                                                                         Adviser
PILGRIM GROWTH OPPORTUNITIES FUND                   ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Fund seeks long-term growth of capital.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager believes have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.


The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

16   Pilgrim Growth Opportunities Fund

                                               PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

Year by Year Total Returns (%)(1)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                          24.06   93.86  -18.74

Best and worst quarterly performance during this period:
4th quarter 1999:  39.11%
4th quarter 2000: -24.29%
The Fund's year-to-date total return as of September 30, 2001:
                                    -50.10%.

----------
(1)  These figures are for the year ended December 31 of each year.

The table below provides some indication of the risk of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). For total returns of the Fund on an after-tax basis, see the SAI.


Average Annual Total Returns
                                               S&P
                                               500
                                Class I      Index(1)
                                -------      --------
One year, ended
December 31, 2000      %        -18.74        -9.11

Since inception(2)     %         26.62        17.67

----------
(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(2)  Class I commenced operations on March 31, 1997.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Pilgrim Growth Opportunities Fund     17

                                                                         Adviser
PILGRIM LARGECAP GROWTH FUND                        ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]


The Fund normally invests at least 65% of its net assets in equity securities of large U.S. companies that the portfolio managers believe have above-average prospects for growth. The equity securities in which the Fund may invest include common and preferred stock and warrants. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of June 30, 2001, this meant market capitalizations in the range of $8.4 billion to $484 billion. The capitalization of companies in the S&P 500 Index will change with market conditions.


The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers use both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

Securities Lending -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

18   Pilgrim LargeCap Growth Fund

                                                    PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                          59.45   96.41  -19.12


Best and worst quarterly performance during this period:
4th quarter 1999: 45.04%
4th quarter 2000: -23.23%
The Fund's year-to-date total return as of September 30, 2001:
                                     -45.02%

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) ING Pilgrim Investments, LLC has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measures of market performance -- the Russell 1000 Growth Index and the S&P 500 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns(1)

                                               Russell
                                                1000             S&P
                                               Growth            500
                               Class A(2)     Index(3)        Index(4)
                               ----------     --------        --------
One year, ended
December 31, 2000      %         -23.77        -22.42           -9.11

Since inception(5)     %          31.42         11.19           11.46 (6)

----------
(1) This table shows the performance of the Class A shares of the Fund because Class I shares had not commenced operations during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(2)  Reflects deduction of sales charge of 5.75%.
(3) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.
(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(5)  The Fund commenced operations on July 21, 1997.
(6)  Index return is for period beginning August 1, 1997.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             Pilgrim LargeCap Growth Fund     19

                                                                         Adviser
PILGRIM MIDCAP OPPORTUNITIES FUND                   ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund normally invests at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). As of June 30, 2001, the market capitalization of companies in the S&P MidCap 400 Index ranged from $312 million to $11.8 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.


The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.


The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

Inability to Sell Securities -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Initial Public Offerings -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

20   Pilgrim MidCap Opportunities Fund

                                               PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

Year by Year Total Returns (%)(1)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 103.19   0.08

Best and worst quarterly performance during this period:
4th quarter 1999:  45.04%
4th quarter 2000: -19.25%
The Fund's year-to-date total return as of September 30, 2001:
                                    -49.06%.

----------
(1)  These figures are for the year ended December 31 of each year.


The table below provides some indication of the risk of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The S&P MidCap 400 Index. For total returns of the Fund on an after-tax basis, see the SAI.

Average Annual Total Returns

                                          S&P
                                       MidCap 400
                            Class I     Index(1)
                            -------     --------
One year, ended
December 31, 2000      %      0.08       17.51

Since inception(2)     %     50.66       31.35

----------
(1) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(2)  Class I commenced operations on August 20, 1998.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Pilgrim MidCap Opportunities Fund     21

                                                                         Adviser
PILGRIM SMALLCAP OPPORTUNITIES FUND                 ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

This Fund seeks capital appreciation.

INVESTMENT STRATEGY [GRAPHIC]

The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 Index changes. The market capitalization of companies held by the Fund as of June 30, 2001 ranged from $133 million to $8.9 billion.


The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.


The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


Market Trends -- from time to time, the stock market may not favor the small-sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.


Inability to Sell Securities -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Initial Public Offerings -- a significant portion of the Fund's return may be attributable to its investment in initial public offerings. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

22   Pilgrim SmallCap Opportunities Fund

                                             PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

Year by Year Total Returns (%)(1)

  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                          -5.21

Best and worst quarterly performance during this period:
1st quarter 2000:  15.82%
4th quarter 2000: -17.45%
The Fund's year-to-date total return as of September 30, 2001:
                                    -43.54%.

----------
(1)  These figures are for the year ended December 31, 2000.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. For total returns of the Fund on an after-tax basis, see the SAI.


Average Annual Total Returns

                                           Russell
                                             2000
                               Class I     Index(1)
                               -------     --------
One year, ended
December 31, 2000      %        -5.21       -3.02

Since inception(2)     %        57.81       13.26

----------
(1) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.
(2)  Class I commenced operations on April 1, 1999.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Pilgrim SmallCap Opportunities Fund     23

                                                                         Adviser
PILGRIM GNMA INCOME FUND                            ING Pilgrim Investments, LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund's investment objective is to seek a high level of current income, consistent with liquidity and safety of principal, through investment primarily in Government National Mortgage Association (GNMA) mortgage-backed securities (also known as "GNMA Certificates") that are guaranteed as to the timely payment of principal and interest by the United States Government.

INVESTMENT STRATEGY [GRAPHIC]

Under normal conditions, the Fund will invest at least 80% of the value of its total assets in GNMA Certificates. The remaining assets of the Fund will be invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury securities and securities issued by the following agencies and instrumentalities of the U.S. Government: the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund may invest in debt securities of any maturity, although the portfolio manager expects to invest in long-term debt instruments.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Prepayment Risk -- through investment in GNMA securities and other mortgage-related securities, the Fund may expose you to certain risks which may cause you to lose money. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of GNMA securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, the Fund's yields will decline correspondingly.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. Government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

Although FNMA and FHLMC are government-sponsored enterprises, their securities are not backed by the full faith and credit of the U.S. Government. Consequently, there are somewhat greater credit risks involved with investing in securities issued by those entities than in securities backed by the full faith and credit of the U.S. Government.

Other mortgage-related securities also are subject to credit risk associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional debt securities.

Please refer to the SAI for a complete description of GNMA Certificates and Modified Pass Through GNMA Certificates. The Fund intends to use the proceeds from principal payments to purchase additional GNMA Certificates or other U.S. Government guaranteed securities.

24   Pilgrim GNMA Income Fund

                                                        PILGRIM GNMA INCOME FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)(3)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  15.75   5.19    8.06    -2.07   15.91   5.71    10.20   7.52    0.58    10.36


Best and worst quarterly performance during this period:
3rd quarter 1991: 5.85%
1st quarter 1994: -2.42%
The Fund's year-to-date total return as of September 30, 2001:
                                      9.67%

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.
(3) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund, and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Mortgage-Backed Securities Index.


Average Annual Total Returns(1)

                                            Lehman Brothers
                               Class        Mortgage-Backed
                                A(2)      Securities Index(3)
                                ----      -------------------
One year, ended
December 31, 2000     %         5.12             11.16

Five years, ended
December 31, 2000     %         5.76              6.91

Ten years, ended
December 31, 2000     %         7.06              7.82

----------
(1) This table shows the performance of the Class A shares of the Fund because Class I shares had not commenced operations during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(2)  Reflects deduction of sales charge of 4.75%.
(3) The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index comprised of 520 mortgage backed securities with an average yield of 7.58%. The average coupon of the index is 6.85%.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim GNMA Income Fund     25

                                                                         Adviser
                                                    ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
PILGRIM INTERMEDIATE BOND FUND                     ING Investment Management LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity.

INVESTMENT STRATEGY [GRAPHIC]

Under normal market conditions, the Fund will operate as a diversifed fund and invest at least 65% of its total assets in a portfolio of debt securities which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. Although the Fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

The Fund may invest the remainder of its assets in: convertible securities and preferred stocks, U.S. Government securities, securities of foreign governments and supranational organizations, and high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Fund's assets may be invested in mortgage-backed securities and asset-backed debt securities.


In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process which uses fundamental economic and market research to identify bond market sectors and individual securities expected to provide above-average returns. The five steps are:


* First, the Sub-Adviser examines the sensitivity to interest rate movements of the portfolio and of the specific holdings of the portfolio to position the Fund in a way that attempts to maximize return while minimizing volatility.

* Second, the Sub-Adviser reviews yields relative to maturity and risk of bonds to determine the risk/reward characteristics of bonds of different maturity classes.

* Third, the Sub-Adviser identifies sectors that offer attractive value relative to other sectors.

* Fourth, the Sub-Adviser selects securities within identified sectors that offer attractive value relative to other securities within their sectors.

* Finally, the Sub-Adviser seeks trading opportunities to take advantage of market inefficiencies to purchase bonds at prices below their calculated value.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- debt securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.


Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.


Spread Risk -- the price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

Default Risk -- an issuer of a security may default on its obligation to pay principal and/or interest.

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

Prepayment Risk -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

Extension Risk -- slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Risks of High Yield Bonds -- high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities, and this may have an adverse effect on the maket values of certain securities.

Risks of Using Derivatives -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.


Risk of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political and economic conditions: a lack of adequate company information; differences in the way securities markets operate; less secure foreign banks, securities depositories or exchanges than those in the U.S.; and foreign controls on investment.


26   Pilgrim Intermediate Bond Fund

                                                  PILGRIM INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


Year by Year Total Returns (%)(1)(2)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 -0.94   11.59


Best and worst quarterly performance during this period:
4th quarter 2000: 4.33%
2nd quarter 1999: -1.85%
The Fund's year-to-date total return as of September 30, 2001:
                                     13.80%

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Because Class I shares were first offered in 2001, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this Prospectus. Class A shares would have substantially similar annual returns as the Class I shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class I and Class A shares have different expenses.


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Bros. Aggregate Bond Index.


Average Annual Total Returns(1)

                                               Lehman Bros.
                                              Aggregate Bond
                               Class A(2)        Index(3)
                               ----------        --------
One year ended
December 31, 2000      %          6.24            11.63

Since inception(4)     %          2.49             5.16

----------
(1) This table shows the performance of the Class A shares of the Fund because Class I shares had not commenced operations during the year ended December 31, 2000. See footnote (2) to the bar chart above.
(2)  Reflects deduction of sales charge of 4.75%.
(3) The Lehman Bros. Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.
(4)  Class A commenced operations on December 15, 1998.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Pilgrim Intermediate Bond Fund     27

                                                                         Adviser
                                                   ING Pilgrim Investments, LLC
                                                                     Sub-Adviser
ING PILGRIM MONEY MARKET FUND                      ING Investment Management LLC
--------------------------------------------------------------------------------

OBJECTIVE [GRAPHIC]

The Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

INVESTMENT STRATEGY [GRAPHIC]

The Fund operates as a diversified fund and invests in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations which are determined by the Sub-Adviser to present minimal credit risks.

Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

The Fund invests in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. Government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations, and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are:

*    First, a formal list of high-quality issuers is actively maintained;

* Second, securities of issuers on the approved list which meet maturity guidelines and are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees) are selected for investment;

* Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

* Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

--------------------------------------------------------------------------------

RISKS [GRAPHIC]

The Fund is subject to the risks associated with investing in debt securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Changes in Interest Rates -- money market funds like the Fund are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investment may fall when interest rates rise.

Credit Risk -- money market funds like the Fund are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

U.S. Government Securities -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government Securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation, is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the oligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.

Risk of Concentration in Banking Obligations -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).

Risks of Foreign Investments -- Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

28   ING Pilgrim Money Market Fund

                                                   ING PILGRIM MONEY MARKET FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED [GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.


Year by Year Total Returns (%)(1)


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                          6.34


Best and worst quarterly performance during this period:
3rd quarter 2000: 1.64%
1st quarter 2000: 1.42%
The Fund's year-to-date total return as of September 30, 2001:
                                     3.59%.


----------
(1)  These figures are for the year ended December 31, 2000.

The following performance table discloses the Fund's average annual total return.


Average Annual Total Returns

                               Class I
                              --------
One year ended
December 31, 2000      %        6.34
Since inception(1)     %        6.19


The Fund's seven-day yield as of December 31, 2000 for the Class I shares was 6.32%. The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year.

The Fund's seven-day effective yield as of December 31, 2000 for the Class I shares was 6.52%. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.


----------
(1)  Class I commenced operations on October 13, 1999.


For the Fund's current seven-day yield and seven-day effective yield, call the Fund at 1-800-992-0180.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim Money Market Fund     29

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the Pilgrim Funds.

Fees You Pay Directly
                                            Class I
                                            -------
Maximum sales charge on your investment
(as a % of offering price)                   none

Maximum deferred sales charge
(as a % of purchase or sales price,
whichever is less)                           none


Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class I

                                               Distribution                       Total
                                                and Service                       Fund             Waivers
                                  Management      (12b-1)         Other        Operating             and               Net
Fund                                  Fee          Fees        Expenses(2)      Expenses      Reimbursements(3)      Expenses
----                                  ---          ----        -----------      --------      -----------------      --------
International Value                   1.00%         --           0.25 (4)         1.25                 --              1.25
International                         1.00          --           0.90 (4)         1.90                 --              1.90
Global Information Technology         1.25          --           0.63 (4)         1.88               -0.18             1.70
MagnaCap (5)                          0.72          --           0.17 (6)         0.89 (6)             --              0.89 (6)
Growth and Income (5)                 0.63          --           0.36 (4)(7)      0.99 (7)             --              0.99 (7)
Research Enhanced Index               0.70          --           0.34 (4)         1.04                 --              1.04
Growth Opportunities                  0.95          --           0.36 (4)         1.31                 --              1.31
LargeCap Growth (5)                   0.73          --           0.21 (8)         0.94 (8)             --              0.94 (8)
MidCap Opportunities(5)               1.00          --           0.43 (4)(9)      1.43 (9)             --              1.43 (9)
SmallCap Opportunities(5)             1.00          --           0.28 (4)(10)     1.28 (10)            --              1.28 (10)
GNMA Income (5)                       0.52          --           0.30 (4)(11)     0.82 (11)            --              0.82 (11)
Intermediate Bond                     0.50          --           0.58 (4)         1.08               -0.18             0.90
ING Pilgrim Money Market              0.25          --           0.30             0.55               -0.24             0.31

----------
(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year.
(2) Because Class I shares are new for International Value, International, Global Information Technology, LargeCap Growth, Growth and Income, MagnaCap, Intermediate Bond and GNMA Income Funds, expenses are estimated based on Class A expenses and contractual expenses negotiated with respect to Class I.
(3) ING Pilgrim Investments, LLC (ING Pilgrim) has entered into a written expense limitation agreement with ING Pilgrim Money Market, Global Information Technology, GNMA Income and Intermediate Bond Funds under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year is shown under the heading "Waivers and Reimbursements". The expense limit will continue through at least February 28, 2002. For GNMA Income Fund, the expense limit will continue through at least July 26. 2002. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Pilgrim provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current terms or upon termination of the investment management agreement.
(4) ING Pilgrim Group, LLC receives an annual administration fee equal to 0.10% of average daily net assets.
(5) Effective February 23, 2001 and March 23, 2001, certain Pilgrim Funds merged with MagnaCap, Growth and Income, LargeCap Growth, MidCap Opportunities, SmallCap Opportunities and GNMA Income Funds. It is expected that as a result of the mergers, operating expenses will be lower than the operating expenses prior to the mergers.
(6) Excludes one-time merger fees of 0.01% incurred in connection with the merger of another investment company into Pilgrim MagnaCap Fund.
(7) Excludes one-time merger fees of 0.06% incurred in connection with the merger of another investment company into Pilgrim Growth and Income Fund.
(8) Excludes one-time merger fees of 0.01% incurred in connection with the merger of another investment company into Pilgrim LargeCap Growth Fund.
(9) Excludes one-time merger fees of 0.09% incurred in connection with the merger of another investment company into Pilgrim MidCap Opportunities Fund.
(10) Excludes one-time merger fees of 0.03% incurred in connection with the merger of another investment company into Pilgrim SmallCap Opportunities Fund.
(11) Excludes one-time merger fees of 0.04% incurred in connection with the merger of another investment company into Pilgrim GNMA Income Fund.


30   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


Class I
Fund                                1 year     3 years     5 years     10 years
----                                ------     -------     -------     --------
International Value                  127         397         686         1,511
International                        193         597       1,026         2,222
Global Information Technology        191         591       1,016         2,201
MagnaCap                              91         284         493         1,096
Growth and Income                    101         315         547         1,213
Research Enhanced Index              106         331         574         1,271
Growth Opportunities                 133         415         718         1,579
LargeCap Growth                       96         300         520         1,155
MidCap Opportunities                 146         452         782         1,713
SmallCap Opportunities               130         406         702         1,545
GNMA Income                           84         262         455         1,014
Intermediate Bond                    110         343         595         1,317
ING Pilgrim Money Market              56         176         307           689


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   31

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


* The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Group; and (iv) ING Group and its affiliates for purposes of corporate cash management.


* The minimum amount of each Class I investment after your first one is $100,000.

* We record most shares on our books electronically. We will issue a certificate if you ask us in writing, however most of our shareholders prefer not to have their shares in certificate form because certified shares can't be sold or exchanged by telephone.

*    We have the right to refuse a request to buy shares.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.

                          Initial                         Additional
   Method                Investment                       Investment
   ------                ----------                       ----------
By Contacting   An investment professional        Visit or consult an
Your            with an authorized firm can       investment
Investment      help you establish and            professional.
Professional    maintain your account.

By Mail         Visit or consult an investment    Fill out the Account Additions
                professional. Make your check     form included on the bottom of
                payable to the Pilgrim Funds      your account statement along
                and mail it, along with a         with your check payable to the
                completed Application. Please     Fund and mail them to the
                indicate your investment          address on the account
                professional on the New           statement. Remember to write
                Account Application.              your account number on the
                                                  check.

By Wire         Call the ING Pilgrim              Wire the funds in the same
                Operations Department at (800)    manner described under
                336-3436 to obtain an account     "Initial Investment."
                number and indicate your
                investment professional on the
                account. Instruct your bank to
                wire funds to the Fund in the
                care of: State Street Bank and
                Trust Company ABA #101003621
                Kansas City, MO credit to:
                ______________(the Fund) A/C
                #751-8315; for further credit
                to:________________
                Shareholder A/C
                #___________________ (A/C #
                you received over the
                telephone) Shareholder Name:
                ______________________ (Your
                Name Here) After wiring funds
                you must complete the Account
                Application and send it to:
                Pilgrim Funds P.O. Box 219368
                Kansas City, MO 64121-9368

32   Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right:

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $250,000.

*    Minimum withdrawal amount is $1,000.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


Method                        Procedures
------                        ----------
By Contacting Your            You may redeem shares by contacting your
Investment Professional       investment professional. Investment professionals
                              may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
                              Pilgrim Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-9368
                              If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --               You may redeem shares by telephone on all accounts
Expedited Redemption          other than retirement accounts, unless you check
                              the box on the Account Application which signifies that you do not wish to use telephone redemptions.
                              To redeem by telephone, call the Shareholder
                              Servicing Agent at (800) 992-0180.
                              Receiving Proceeds By Check: You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with the Pilgrim Funds for at least 30 days.
                              Receiving Proceeds By Wire: You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account.
                              You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.


[GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    33

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class I of each Fund is calculated by taking the value of the Fund's assets attributable to Class I, subtracting the Fund's liabilities attributable to Class I, and dividing by the number of shares of Class I that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


The Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's net asset value can be maintained at $1.00 per share.


Price of Shares

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders


The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.


Exchanges

You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund. You should review the prospectus of the Pilgrim Fund you intend to exchange into before exchanging your shares.

34   Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.


If you exchange into Pilgrim Senior Income Fund, your ability to sell or liquidate your investment will be limited. Pilgrim Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make quarterly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one quarter. You also would not have liquidity between these quarterly repurchase dates. Investors exercising the exchange privilege with Pilgrim Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Pilgrim Senior Income Fund prospectus or any other Pilgrim Fund prospectus by calling (800) 992-0180.


You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000, other than as a result of a decline in the NAV per share.

Privacy Policy


The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Servicing Agent at (800)-992-0180 [select Option 1], obtain a policy over the internet at www.pilgrimfunds.com, or see the privacy policy that accompanies this Prospectus.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    35

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------

ING Pilgrim Investments, LLC (ING Pilgrim), a Delaware limited liability company, serves as the investment adviser to each of the Funds. ING Pilgrim has overall responsibility for management of the Funds. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, ING Pilgrim is registered as an investment adviser with the SEC. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

Prior to April 30, 2001, ING Mutual Funds Management Co. LLC (IMFC) served as investment adviser to certain of the Funds. On April 30, 2001, IMFC, an indirect wholly-owned subsidiary of ING Group that had been under common control with ING Pilgrim, merged with ING Pilgrim.

As of September 30, 2001, ING Pilgrim managed over $15.9 billion in assets.


ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


Fund                                Advisory Fee
----                                ------------
International Value                    1.00%
International                          1.00
Global Information Technology          1.25
MagnaCap                               0.72
Growth and Income                      0.63
Research Enhanced Index                0.70
Growth Opportunities                   0.95
LargeCap Growth                        0.73
MidCap Opportunities                   1.00
SmallCap Opportunities                 1.00
GNMA Income                            0.52
Intermediate Bond                      0.50
Money Market                           0.25

ING Pilgrim Directly Manages the Portfolios of the
Following Funds:

Growth Opportunities Fund, MidCap
Opportunities Fund and LargeCap Growth Fund


The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund and MidCap Opportunities Fund.


Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998, Growth Opportunities Fund since November 1998, and LargeCap Growth Fund since October 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp.

Jeffrey Bernstein, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of MidCap Opportunities Fund since the Fund was formed in August 1998 and Growth Opportunities Fund since November 1998. Mr. Bernstein has served as Co-Portfolio Manager of LargeCap Growth Fund since January 2001. Prior to joining ING Pilgrim in October 1999, Mr. Bernstein was a portfolio manager at Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. Prior to May 1998, Mr. Bernstein was a Portfolio Manager at Strong Capital Management. From 1995 to 1997, Mr. Bernstein was a Portfolio Manager at Berkeley Capital.


SmallCap Opportunities Fund


Mary Lisanti, whose background is described above, has served as manager of the SmallCap Opportunities Fund since July 1998.

International Fund

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, has served as Senior Portfolio Manager of the portfolio management team that manages International Fund since January 1998. From 1986 until July 2000 he was Senior Vice President and Director of International Equity Strategy at Lexington Management Corporation (Lexington) (which was acquired by ING Pilgrim's parent company in July 2000).

Phillip A. Schwartz, Senior Vice President and Director of International Equity Investment Stragety of ING Pilgrim, has served as a member of the portfolio managment team that manages International Fund since January 1998. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's


36   Management of the Funds

SUB-ADVISERS                                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.

GNMA Income Fund

The following individuals share responsibility for the day-to-day management of the GNMA Income Fund:

Denis P. Jamison, Senior Vice President and Senior Portfolio Manager of ING Pilgrim since July 2000, has served as Senior Portfolio Manager of GNMA Income Fund since July 1981. Prior to July 2000, he was a Senior Vice President at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). He is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

Roseann G. McCarthy, Assistant Vice President of ING Pilgrim since July 2000, has served as co-manager of GNMA Income Fund since May 1999. Prior to July 2000, she was an Assistant Vice President at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to joining the Lexington Fixed Income Department in 1997, she was Mutual Fund Marketing and Research Coordinator. Prior to 1995, Ms. McCarthy was Fund Statistician and a Shareholder Service Representative for the Lexington Funds.

Growth and Income Fund

Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING Pilgrim, has served as Portfolio Manager of Growth and Income Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

MagnaCap Fund

Thomas Jackson, whose background is described above, has served as Portfolio Manager of MagnaCap Fund since June 2001.

Howard Kornblue, Senior Vice President and Senior Portfolio Manager for ING Pilgrim, has served as Auxiliary Portfolio Manager of MagnaCap Fund since June 2001. From January 2001 to present, Mr. Kornblue has served as Director of Value Strategies at ING Pilgrim. Mr. Kornblue served as Portfolio Manager of MagnaCap Fund from 1989 until January 2001.


SUB-ADVISERS

For the following Funds, ING Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio.

International Value Fund

Brandes Investment Partners, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund. The company was founded in 1974 as an investment advisory firm with 56 investment professionals who manage more than $50 billion in assets. Brandes' principal address is 11988 El Camino Real, Suite 500 San Diego, California 92130.

Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund. Brandes uses a value-oriented approach to managing international investments, seeking to build wealth by buying high quality, undervalued stocks.


Global Information Technology Fund

ING Investment Management Advisors B.V.

ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the Pilgrim Global Information Technology Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $144.4 billion as of December 31, 2000.

Mr. Guy Uding has primary responsibility for managing the Fund and heads a three member team of investment professionals. Mr. Uding has been employed by IIMA and it affiliates since 1995 and has five years of investment experience.


Research Enhanced Index Fund

Aeltus Investment Management, Inc.


Aeltus Investment Management, Inc. (Aeltus) serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly-owned subsidiary of ING Group, and is an affiliate of ING Pilgrim. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of September 30, 2001, Aeltus manages over $40.1 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


Hugh T.M. Whelan and Douglas E. Cote share the responsibility for the day-to-management of the Pilgrim Research Enhanced Index Fund.

Mr. Whelan has served as co-manager of the Pilgrim Research Enhanced Index Fund since August 1, 2001. At Aeltus, he has served as a quantitative equity analyst since 1999. Previously Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities since 1994.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    37

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

Mr. Cote, has served as co-manager of the Pilgrim Research Enhanced Index Fund since August 1, 2001. At Aeltus, Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.


ING Pilgrim Money Market Fund and
Pilgrim Intermediate Bond Fund

ING Investment Management LLC

ING Investment Management LLC (IIM) serves as Sub-Adviser to the Pilgrim Intermediate Bond Fund and ING Pilgrim Money Market Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, Georgia 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of September 30, 2001, were valued at $75.4 billion. IIM also advises other registered investment companies.

James B. Kauffmann has primary responsibility for managing the Intermediate Bond Fund. Mr. Kauffmann joined IIM in 1996 and has over 14 years of investment experience. Prior to joining IIM, he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


Ms. Jennifer J. Thompson, CFA leads a team of three investment professionals in managing the ING Pilgrim Money Market Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

38    Management of the Funds

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


Dividends
The Funds generally distribute most or all of their net earnings in the form of dividends. The Money Market Fund and Intermediate Bond Fund declares dividends daily. Each Fund pays dividends if any, as follows:

   Annually                     Semi-Annually(2)             Monthly(3)
   --------                     ----------------             ----------
   Research Enhanced            MagnaCap                     Money
     Index(1)                   Growth and                     Market
   Growth                         Income                     GNMA
     Opportunities(1)                                        Intermediate
   LargeCap Growth(1)                                          Bond
   International Value
   International
   Global Information
     Technology
   MidCap
     Opportunities(1)
   SmallCap
     Opportunities(1)

----------
(1)  Distributions normally expected to consist primarily of capital gains.
(2)  Distributions normally expected to consist of ordinary income.
(3)  Capital gains are distributed annually.


Dividend Reinvestment


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another Pilgrim Fund which offers the Class.


Taxes


The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.


Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30.5% (30% in 2002 and 2003) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    39

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the adviser or sub-adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS


Inability to Sell Securities (All Funds except Research Enhanced Index, MagnaCap, LargeCap Growth, GNMA Income and Money Market Funds). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

U.S. Government Securities (GNMA Income, Intermediate Bond and Money Market Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Convertible Securities (All Funds except Research Enhanced Index, Growth Opportunities, GNMA Income and Money Market Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Corporate Debt Securities (Intermediate Bond and International Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value ofthose securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Other Investment Companies (International, International Value, Global Information Technology, and Intermediate Bond Funds). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Restricted and Illiquid Securities (All Funds). Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investments in Small- and Mid-Capitalization Companies (MidCap Opportunities and SmallCap Opportunities Funds). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erractic market movements than securities of larger, more established growth companies or the market averages in general.

Mortgage-Related Securities (GNMA Income and Intermediate Bond Funds). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related


40    More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Derivatives (Intermediate Bond and Research Enhanced Index Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

High Yield Securities (Intermediate Bond Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Industry Concentration Risk (Global Information Technology Fund). As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Information Technology Risk (Global Information Technology Fund). Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

Investments in Foreign Securities (International Value, International, Global Information Technology, Intermediate Bond and Growth and Income Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.


Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.


Emerging Markets Investments (International Value, Intermediate Bond, International and Global Information Technology Funds). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.


Temporary Defensive Strategies (All Funds except Money Market Fund). When the adviser or sub-adviser to a Fund

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    41

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.


Portfolio Turnover (All Funds except International Value, MagnaCap, GNMA Income and Money Market Funds). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.


OTHER RISKS

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



Lending Portfolio Securities. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Certain Funds may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.


Interests in Loans. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.


42    More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditor, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. Because Class I shares of the Pilgrim International Value Fund, Pilgrim International Fund and Pilgrim Global Information Technology Fund had not commenced operations prior to October 31, 2001, (the Funds' fiscal year end), financial highlights are not presented for the Funds. Because Class I shares of the Pilgrim MagnaCap Fund, Pilgrim Growth and Income Fund and Pilgrim LargeCap Growth Fund had not commenced operations prior to May 31, 2001, (the Funds' fiscal year end), financial highlights are not presented for the Funds. Because Class I shares of the Pilgrim GNMA Income Fund and Pilgrim Intermediate Bond Fund had not commenced operations prior to March 31, 2001, (the Funds' fiscal year end), financial highlights are not presented for the Funds.




                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Financial Highlights    43

FINANCIAL HIGHLIGHTS                        PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

For the seven months ended May 31, 2001, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to May 31, 2001, the financial information was audited by other independent auditors.

                                                                               Class I
                                                                  -----------------------------------
                                                                  Seven Months                Period
                                                                     Ended      Year Ended     Ended
                                                                     May 31,    October 31,   Oct. 31,
                                                                     2001(1)       2000       1999(2)
                                                                     -------       ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period                       $         11.25        11.17       10.00
 Income from investment operations:
 Net investment income                                      $          0.02         0.04        0.06
 Net realized and unrealized gain (loss) on investments     $         (1.33)        0.19        1.11
 Total from investment operations                           $         (1.31)        0.23        1.17
 Less distributions from:
 Net realized gain on investments                           $            --         0.15          --
 Total distributions                                        $            --         0.15          --
 Net asset value, end of period                             $          9.94        11.25       11.17
 Total return(3)                                            %        (11.64)        2.00       11.70
Ratios/Supplemental Data:
 Net assets, end of period (000's)                          $        25,172       28,473      27,927
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                %          1.04         1.07        0.98(5)
 Gross expenses prior to expense reimbursement(4)           %          1.04         1.07        1.23
 Net investment income after expense reimbursement(4)       %          0.27         0.34        0.62(5)
 Portfolio turnover rate                                    %            26           57          26

----------
(1)  The Fund changed its fiscal year end to May 31.
(2)  The Fund commenced operations on December 30, 1998.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Expenses calculated net of taxes and advisor reimbursement.


44   Pilgrim Research Enhanced Index Fund

PILGRIM GROWTH OPPORTUNITIES FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                                 Class I
                                                    -----------------------------------------------------------------
                                                    Five Months                                             Period
                                                       Ended             Year Ended December 31,            Ended
                                                      May 31,        -------------------------------      December 31,
                                                      2001(1)        2000         1999          1998        1997(2)
                                                      -------        ----         ----          ----        -------
Per Share Operating Performance:
 Net asset value, beginning of period          $       26.05        33.76         26.28         21.36        17.90
 Income from investment operations:
 Net investment income (loss)                  $       (0.08)       (0.15)        (0.17)        (0.05)        0.01
 Net realized and unrealized gain (loss)
 on investments                                $       (6.87)       (6.07)        20.49          5.18         4.30
 Total from investment operations              $       (6.95)       (6.22)        20.32          5.13         4.31
 Less distributions from:
 Net realized gain on investments              $          --         1.49         12.84          0.21         0.85
 Total distributions                           $          --         1.49         12.84          0.21         0.85
 Net asset value, end of period                $       19.10        26.05         33.76         26.28        21.36
 Total Return(3)                               %      (26.68)      (18.74)        93.86         24.06        24.29
Ratios/Supplemental Data:
 Net assets, end of period (000s)              $      79,174      108,005       132,953        83,233      113,529
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)   %        1.31         1.16          1.00          1.00         1.02(5)
 Gross expenses prior to expense
 reimbursement(4)                              %        1.31         1.16          1.00          1.00         1.02
 Net investment income (loss) after expense
 reimbursement(4)                              %       (0.92)       (0.56)        (0.61)        (0.13)        0.08(5)
 Portfolio turnover rate                       %         217          326           286            98           32



----------
(1)  The Fund changed its fiscal year end to May 31.
(2)  Class I commenced offering of shares on March 31, 1997.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(4)  Annualized for periods less than a year.
(5)  Expenses calculated net of taxes and advisor reimbursement.


                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          Pilgrim Growth Opportunities Fund   45

PILGRIM MIDCAP OPPORTUNITIES FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.




                                                                                  Class I
                                                             ------------------------------------------------
                                                             Five Months
                                                                Ended             Year Ended December 31,
                                                               May 31,       --------------------------------
                                                               2001(1)       2000         1999        1998(2)
                                                               -------       ----         ----        -------
Per Share Operating Performance
 Net asset value, beginning of period                    $      19.26        21.34        12.99        10.00
 Income from investment operations:
 Net investment loss                                     $      (0.06)       (0.13)       (0.15)       (0.02)
 Net realized and unrealized gain (loss) on
 investments                                             $      (4.47)        0.23        12.09         3.01
 Total from investment operations                        $      (4.53)        0.10        11.94         2.99
 Less distributions from:
 Net realized gain on investments                        $         --        (2.18)       (3.59)          --
 Total distributions                                     $         --        (2.18)       (3.59)          --
 Net asset value, end of period                          $      14.73        19.26        21.34        12.99
 Total return(3):                                        %     (23.52)        0.08       103.19        29.90
Ratios/Supplemental Data:
 Net assets, end of period (000s)                        $     52,007       68,006       67,954       33,441
 Ratios to average net assets
 Net expenses after expense reimbursement(4)             %       1.52         1.36         1.41         1.50(5)
 Gross expenses prior to expense reimbursement(4)        %       1.52         1.36         1.41         2.01
 Net investment loss after expense reimbursement(4)      %      (0.97)       (0.66)       (1.04)       (0.70)(5)
 Portfolio turnover                                      %        182          188          201           61

----------
(1)  The Fund changed its fiscal year end to May 31.
(2)  Fund commenced operations on August 20, 1998.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Expenses calculated net of taxes and adviser reimbursement.

46   Pilgrim MidCap Opportunities Fund

FINANCIAL HIGHLIGHTS                         PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

For the five months ended May 31, 2001 and the year ended December 31, 2000, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                           Class I
                                                              -----------------------------------
                                                              Five Months         Year Ended
                                                                 Ended           December 31,
                                                                May 31,       -------------------
                                                                2001(1)       2000        1999(2)
                                                                -------       ----        -------
Per Share Operating Performance:
 Net asset value, beginning of period                    $       47.47        59.54        31.78
 Income from investment operations:
 Net investment loss                                     $       (0.14)       (1.00)       (0.08)
 Net realized and unrealized gain (loss) on
 investments                                             $       (8.31)       (2.17)       35.40
 Total from investment operations                        $       (8.45)       (3.17)       35.32
 Less distributions from:
 Net realized gain on investments                        $          --         8.90         7.56
 Total distributions                                     $          --         8.90         7.56
 Net asset value, end of period                          $       39.02        47.47        59.54
 Total Return(3)                                         %      (17.80)       (5.21)      126.05
Ratios/Supplemental Data:
 Net assets, end of period (000s)                        $          --           --           --
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)             %        1.31         1.15         0.47(5)
 Gross expenses prior to expense reimbursement(4)        %        1.31         1.15         0.47
 Net investment loss after expense reimbursement(4)      %       (1.03)       (0.75)       (0.35)(5)
 Portfolio turnover rate                                 %         104          134          223

----------
(1)  The Fund changed its fiscal year end to May 31.
(2)  Class I commenced offering of shares on April 1, 1999.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Expenses calculated net of taxes and advisor reimbursement .

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       Pilgrim SmallCap Opportunities Fund    47

ING PILGRIM MONEY MARKET FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended March 31, 2001, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent accountants. For all periods ended prior to March 31, 2001, the financial information was audited by other independent accountants.

                                                                         Class I
                                                          ------------------------------------
                                                          Five Months    Year         Period
                                                             Ended       Ended        Ended
                                                           March 31,   October 31,  October 31,
                                                            2001(1)       2000        1999(2)
                                                            -------       ----        -------
Per Share Operating Performance:
 Net asset value, beginning of period                $        1.00        1.00         1.00
 Income from investment operations:
 Net investment income                               $        0.02        0.06           --
 Total from investment operations                    $        0.02        0.06           --
 Less distributions from:
 Net investment income                               $        0.02        0.06           --
 Total distributions                                 $        0.02        0.06           --
 Net asset value, end of period                      $        1.00        1.00         1.00
 Total Return(3):                                    %        2.46        6.19         0.28
Ratios/Supplemental Data:
 Net assets, end of period (000's)                   $      10,816      12,061        1,906
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)      %        0.31        0.28         0.31
 Gross expenses prior to expense
 reimbursement(4)                                    %        0.55        0.41         0.59
 Net investment income after expense
 reimbursement(4)(5)                                 %        6.08        5.96         5.29


----------
(1)  The Fund changed its fiscal year end to March 31.
(2)  Class I commenced offering of shares on October 13, 1999.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.

48   ING Pilgrim Money Market Fund

WHERE TO FO FORM MORE INFORMATION

You'll find more information about the Pilgrim Funds in our:
Annual/Semi-Annual Reports

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov When contacting the SEC, you will want to refer to the Fund's SEC file number.

The file numbers are as follows:

Pilgrim Growth Opportunities Fund                                       811-4431
Pilgrim Equity Trust                                                    811-8817
    Pilgrim MidCap Opportunities Fund
Pilgrim Mayflower Trust                                                 811-7978
    Pilgrim Research Enhanced Index Fund
    Pilgrim International Value Fund
Pilgrim SmallCap Opportunities Fund                                     811-4434
Pilgrim Funds Trust                                                     811-8895
    ING Pilgrim Money Market Fund
    Pilgrim Global Information Technology Fund
    Pilgrim Intermediate Bond Fund
Pilgrim International Fund, Inc.                                        811-8172
Pilgrim Investment Funds, Inc.                                          811-1939
    Pilgrim MagnaCap Fund
Pilgrim Growth and Income Fund, Inc.                                    811-0865
Pilgrim GNMA Income Fund, Inc.                                          811-2401
Pilgrim Mutual Funds                                                    811-7428
    Pilgrim LargeCap Growth Fund

                         GRAPHICS DESCRIPTION APPENDIX


The cover of the prospectus contains an image of an abacus. The ING Pilgrim Logo, which is a lion at rest between the words ING and Pilgrim, appears at the bottom of the outside front cover.

There are four icon sized graphics used throughout the prospectus as follows:

1. In the sections describing the objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the investment strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.

                                     PART C:
                                OTHER INFORMATION

ITEM 23. EXHIBITS


(a) (1) Declaration of Trust - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.
     (2) Certificate of Amendment to Declaration of Trust --previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.
     (3) Certificate of Amendment of Declaration of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on June 15, 2001 and incorporated herein by reference.

(b) Bylaws - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX, and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI, and XIII of the Bylaws referenced in Exhibit (b) above.

(d) (1) Form of Restated Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.
     (2) Form of Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC with respect to Pilgrim Global Real Estate Fund -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.
     (3) Form of Investment Management Agreement between Registrant and ING Mutual Funds Management Co. LLC ("IMFC") -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (4) Sub-Advisory Agreement between IMFC and Baring Asset Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (5) Form of Sub-Advisory Agreement between IMFC and Baring International Investment Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (6) Form of Sub-Advisory Agreement between IMFC and Baring Asset Management (Asia) Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (7) First Amendment to Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (8) Form of Sub-Advisory Agreement between IMFC and ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (9) Form of Sub-Advisory Agreement between IMFC and ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (10) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.
     (11) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (12) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.
     (13) Form of Sub-Advisory Agreement between IMFC and Furman Selz Capital Management on behalf of Delta Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (14) Form of Restated Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Furman Selz Capital Management on behalf of Delta Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.
     (15) Form of Sub-Advisory Agreement between ING Pilgrim Investments, LLC and CRA Real Estate Securities L.P. with respect to Pilgrim Global Real Estate Fund -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.
     (16) Form of Sub-Advisory Agreement between IMFC and CRA Real Estate Securities, L.P. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(e) (1) Form of Underwriting Agreement between Registrant and ING Pilgrim Securities, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (2) Form of Financial Institution Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (3) Form of Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(f)  Not Applicable

(g) (1) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company, with respect to Registrant's U.S. Funds -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (2) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co., with respect to the Registrant's Global and International Funds -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (3) Form of Amendment to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (4) Form of Appendix A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (5) Form of Appendix B to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (6) Form of Appendix C to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

(h) (1) Form of Service Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (2) Fund Services Agreement between Registrant and ING Fund Services Co. LLC -- filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999 and incorporated herein by reference.
     (3) Form of Recordkeeping Agreement with State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (4) Form of Shareholder Servicing Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.
     (5) Amended and Restated Shareholder Servicing Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (6) Form of Administration Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (7) Form of Expense Limitation Agreement among ING Pilgrim Investments, LLC, Clarion CRA Securities L.P. and Pilgrim Funds Trust with respect to Pilgrim Global Real Estate Fund - previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on July 27, 2001 and incorporated herein by reference.
     (8) Form of Expense Limitation Agreement - -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.

(i)       Opinion and Consent of Counsel

(j)  (1)  Consent of KPMG LLP
     (2)  Consent of PricewaterhouseCoopers LLP

(k) (1) Annual Report containing the audited financial statements for the period ended October 31, 1999 -- previously filed in Registrant's Form N-30D filed on December 29, 1999 and incorporated herein by reference.
     (2) Semi-Annual Reports containing the unaudited financial statements for the period ended April 30, 2000 -- previously filed in Registrant's Form N-30D on July 7, 2000 and incorporated herein by reference.

(l) Purchase Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999 and incorporated herein by reference.

(m) (1) Rule 12b-1 Distribution Plan and Agreement with respect to Class A shares -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (2) Rule 12b-1 Distribution Plan and Agreement with respect to Class B, Class C, and Class X shares -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (3) Form of Amended and Restated Rule 12b-1 Distribution Plan and Agreement with respect to Class B shares - previously filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed electronically on July 31, 2001 and incorporated by reference.

(n) (1) Form of 18f-3 Plan -- previously filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed electronically on July 27, 2001 and incorporated herein by reference.

     (2) Amended and Restated 18f-3 Plan - previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

     (3)  Amended and Restated Rule 18f-3 Plan.

(o) (1) Code of Ethics of Pilgrim Funds Trust - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed electronically on June 15, 2001 and incorporated herein by reference.
     (2) Code of Ethics of Baring Asset Management, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (3) Code of Ethics of Baring International Investment Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (4) Code of Ethics of Baring Asset Management (Asia) Limited -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (5) Code of Ethics of Clarion CRA Securities, L.P. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (6) Code of Ethics of ING Furman Selz Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed electronically on October 1, 2001 and incorporated herein by reference.
     (7) Code of Ethics of ING Furman Selz Asset Management -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (8) Code of Ethics of ING Investment Management LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.
     (9) Code of Ethics of ING Investment Management Advisors B.V. -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A filed electronically on November 6, 2000 and incorporated herein by reference.

ITEM 25. INDEMNIFICATION.

     Article X of the Registrant's Declaration of Trust provides the following:

     Section 10.1 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

     Section 10.2 Indemnification.

          (a) Subject to the exceptions and limitations contained in Section (b) below: (i) every Person who is, or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Covered
Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                    (A) by the court or other body approving the settlement; (B)
               by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

     Article IX of the Registrant's By-Laws provides the following:

     The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

     The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholder to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Reference is made to Article IX of Registrants By-Laws and paragraph 1.11 of the Distribution Agreement.

     The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

     Section 12 of the Management Agreement between Registrant and Manager,
Section 8 of the Sub-Advisory Agreements and Section 20 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Mutual Funds; Pilgrim Equity Trust; Pilgrim Advisory Funds, Inc.; Pilgrim Investment Funds, Inc.; Pilgrim Financial Services Fund, Inc.; Pilgrim Prime Rate Trust; Pilgrim SmallCap Opportunities Fund; Pilgrim Growth Opportunities Fund; Pilgrim Mayflower Trust; Pilgrim GNMA Income Fund, Inc.; Pilgrim Precious Metals Fund, Inc.; Pilgrim Growth and Income Fund, Inc.; Pilgrim International Fund, Inc.; Pilgrim Russia Fund, Inc; Lexington Money Market Trust; and Pilgrim Senior Income Fund.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of:

     (1) Pilgrim Funds Trust, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records relating to the Trust)

     (2) ING Pilgrim Investments, LLC, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records relating to the Investment Manager)

     (3) ING Pilgrim Group, LLC, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records of the administrator)

     (4) ING Pilgrim Securities, Inc., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 (records of the principal underwriter)

     (5) Baring Asset Management, Inc., 125 High Street, Boston, MA 02110 (records relating to its functions as investment sub-adviser)

     (6) Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY (records relating to its functions as investment co-sub-adviser)

     (7) Baring International Investment (Asia) Limited, 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong (records relating to its functions as investment co-sub-adviser)

     (8) ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as investment sub-adviser)

     (9) ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as investment sub-adviser)

     (10) Furman Selz Capital Management, LLC, 230 Park Avenue, New York, NY 10169 (records relating to its functions as investment sub-adviser)

     (11) Delta Asset Management, 333 South Grand Avenue, Los Angeles, CA 90071 (records relating to its functions as investment sub-adviser)

     (12) CRA Real Estate Securities L.P., 259 Radnor-Chester Road, Radnor, PA 90071 (records relating to its functions as investment sub-adviser)

     (13) State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105 (records related to its functions as custodian for the U.S. funds)

     (14) Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 (records relating to its functions as custodian for global and international funds)

     (15) DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121-9368 (records relating to its functions as transfer agent)

     (16) State Street Bank Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as fund accounting agent)

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the state of Arizona on the 9th day of November, 2001.

                                   PILGRIM FUNDS TRUST

                                   By: /s/ James M. Hennessy
                                       -----------------------------------------
                                       James M. Hennessy
                                       President and Chief Executive Officer

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                        TITLE                       DATE
      ---------                        -----                       ----

                                    Director and Chairman       November 9, 2001
------------------------------
John G. Turner*


/s/ James M. Hennessy               President and Chief         November 9, 2001
------------------------------      Executive Officer
James M. Hennessy

                                    Senior Vice President       November 9, 2001
------------------------------      and Principal Financial
Michael J. Roland*                  Officer


                                    Trustee                     November 9, 2001
------------------------------
Paul S. Doherty*


                                    Trustee                     November 9, 2001
------------------------------
Alan L. Gosule*


                                    Trustee                     November 9, 2001
------------------------------
Walter H. May, Jr.*


                                    Trustee                     November 9, 2001
------------------------------
Thomas J. McInerney*

      SIGNATURE                        TITLE                       DATE
      ---------                        -----                       ----


                                    Trustee                     November 9, 2001
------------------------------
Jock Patton*


                                    Trustee                     November 9, 2001
------------------------------
David W.C. Putnam*


                                    Trustee                     November 9, 2001
------------------------------
Blaine E. Rieke*


                                    Trustee                     November 9, 2001
------------------------------
Richard A. Wedemeyer*


*By: /s/ James M. Hennessy
     -------------------------
     James M. Hennessy
     Attorney-in-Fact**

----------
** Pursuant to Powers of Attorney filed as an attachment to Post-Effective Amendment No. 9 to the Registrant's Form N-1A Registration Statement on June 15, 2001 and incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT NUMBER                          NAME OF EXHIBIT
--------------                          ---------------
(i)                     Opinion and Consent of Counsel
(j)(1)                  Consent of KPMG LLP
(j)(2)                  Consent of PricewaterhouseCoopers LLP
(n)(3)                  Amended and Restated Rule 18f-3 Plan